UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                                      811-04923

Longleaf Partners Funds Trust

(Exact name of registrant as specified in charter)

c/o Southeastern Asset Management, Inc.
6410 Poplar Avenue, Suite 900, Memphis, TN 38119

(Address of principal executive offices)	(Zip code)

Andrew R. McCarroll, Esq.
Southeastern Asset Management, Inc.
6410 Poplar Avenue, Suite 900, Memphis, TN 38119

(Name and address of agent for service)

Registrant’s telephone number, including area code:                                   (901) 761-2474

Date of fiscal year end:                                                                                     December 31

Date of reporting period:                                                                        September 30, 2007

Item 1. — Schedule of Investments

Longleaf Partners Fund
Schedule of Investments
September 30, 2007
(Unaudited)

	Shares	Value
Common Stock 97.3%
Automobiles 4.3%
General Motors Corporation	14,240,000	$522,608,000

Broadcasting and Cable 6.5%
Comcast Corporation – Class A Special*	9,691,531	232,209,083
The DIRECTV Group, Inc.*	22,810,900	553,848,652

		786,057,735

Construction Materials 4.6%
Cemex S.A.B. de C.V. ADS	18,592,000	556,272,640

Entertainment 11.8%
Discovery Holding Company – Class A*	4,335,344	125,074,674
Liberty Media Holding Corporation – Capital Series A*	6,240,500	779,001,615
The Walt Disney Corporation	15,489,800	532,694,222

		1,436,770,511

Insurance Brokerage 5.4%
Aon Corporation(a)	14,627,000	655,435,870

Internet and Catalog Retail 4.3%
Liberty Media Holding Corporation – Interactive Series A*	27,231,151	523,110,411

Internet Services 5.5%
eBay, Inc.*	16,890,050	659,049,751

Natural Resources 8.5%
Chesapeake Energy Corporation	17,856,200	629,609,612
Pioneer Natural Resources Company(a)	8,784,400	395,122,312

		1,024,731,924

Property & Casualty Insurance 4.6%
The NipponKoa Insurance Company, Ltd. (a)(b)	63,701,000	554,018,187

Restaurants 4.9%
Yum! Brands, Inc.	17,675,000	597,945,250

Software 1.5%
Symantec Corporation*	9,317,800	180,578,964

	Shares	Value

Technology 19.7%
Dell Inc.*	42,797,779	$1,181,218,700
Koninklijke (Royal) Philips Electronics N.V.	11,806,035	532,811,932
Koninklijke (Royal) Philips Electronics N.V. ADR	1,640,165	73,709,015
Sun Microsystems, Inc.*	105,999,986	594,659,921

		2,382,399,568

Telecommunications 12.2%
Level 3 Communications, Inc.(a)*	153,597,754	714,229,556
Sprint Nextel Corporation	16,098,239	305,866,541
Telephone and Data Systems, Inc.	1,530,800	102,180,900
Telephone and Data Systems, Inc. – Special	5,666,200	351,304,400

		1,473,581,397

Transportation 3.5%
FedEx Corporation(b)	3,998,600	418,853,350

Total Common Stocks (Cost $8,042,454,005)		11,771,413,558

	Principal
	Amount
Short-Term Obligations 2.7%
Repurchase Agreement with State Street Bank, 3.60% due 10/1/07, Repurchase price $327,430,200 (Collateralized by U.S. government securities)	327,332,000	327,332,000

Total Investments (Cost $8,369,786,005)	100.0%	12,098,745,558
Other Assets and Liabilities, Net	–	(2,475,302)

Net Assets	100.0%	$12,096,270,256

Net asset value per share		$37.95

Open Forward Currency Contracts

		Currency	Unrealized
Currency Sold and Settlement Date	Currency Units Sold	Market Value	Loss

Japanese Yen 11-1-07	8,600,000,000	$75,166,284	$(2,812,254)
Japanese Yen 12-18-07	27,007,841,000	237,412,785	(13,887,902)
Japanese Yen 2-27-08	32,361,126,000	286,515,818	(1,834,701)

		$599,094,887	$(18,534,857)

*	Non-income producing security.

(a)	Affiliated issuer, as defined under Section 2(a)(3) of the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of the issuer).

(b)	Designated as collateral for forward currency contracts.

See footnotes on page 8.

Longleaf Partners Small-Cap Fund

Schedule of Investments
September 30, 2007
(Unaudited)

	Shares	Value
Common Stock 95.3%
Construction Materials 6.4%
Texas Industries, Inc.(a)	3,244,800	$254,716,800

Education & Media 7.1%
The Washington Post Company – Class B	352,167	282,719,668

Entertainment 4.8%
Discovery Holding Company – Class A*	6,547,780	188,903,453

Food 3.5%
Del Monte Foods Company(a)	13,173,806	138,324,963

Funeral Services 5.4%
Service Corporation International(a)	16,719,400	215,680,260

Grocery – Retail 4.1%
Ruddick Corporation(a)	4,823,500	161,780,190

Information Technology 3.3%
Fair Isaac Corporation(a)	3,660,500	132,180,655

Insurance Brokerage 6.5%
Hilb Rogal & Hobbs Company(a)	3,526,400	152,798,912
Willis Group Holdings Limited	2,513,000	102,882,220

		255,681,132

Manufacturing 4.2%
Worthington Industries, Inc.(a)	6,986,314	164,597,558

Medical and Photo Equipment 2.8%
Olympus Corporation	2,677,000	110,002,525

Natural Resources 8.7%
Pioneer Natural Resources Company	4,004,300	180,113,414
Potlatch Corporation(a)	3,702,022	166,702,051

		346,815,465

Office Supplier 6.8%
Office Depot, Inc.*	12,981,359	267,675,622

Property & Casualty Insurance 11.3%
Everest Re Group, Ltd.	1,484,200	163,618,208
Fairfax Financial Holdings Limited	886,000	216,017,613
Markel Corporation*	74,676	36,143,184
Odyssey Re Holdings Corp.	843,800	31,313,418

		447,092,423

Restaurants 8.0%
IHOP Corp.(a)	2,978,100	188,603,073
Wendy’s International, Inc.	3,663,800	127,903,258

		316,506,331

	Shares	Value
Retail 2.7%
Dillards, Inc. – Class A(a)	4,881,281	$106,558,364

Software 1.9%
Trend Micro Incorporated	1,723,000	74,551,082

Telecommunications 7.8%
IDT Corporation	459,400	3,633,854
IDT Corporation – Class B	10,133,310	84,815,805
Level 3 Communications, Inc.*	48,076,002	223,553,409

		312,003,068

Total Common Stocks (Cost $2,878,641,400)		3,775,789,559

	Principal
	Amount

Short-Term Obligations 2.1%

Repurchase Agreement with State Street Bank, 3.60% due 10-1-07, Repurchase price $83,552,058 (Collateralized by U.S. government securities)	83,525,000	83,525,000

Total Investments (Cost $2,962,166,400)	97.4%	3,859,314,559
Other Assets and Liabilities, Net	2.6	103,228,509

Net Assets	100.0%	$3,962,543,068

Net asset value per share		$34.06

*	Non-income producing security.

(a)	Affiliated issuer as defined under Section 2(a)(3) of the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of the issuer).

See footnotes on page 8.

Longleaf Partners International Fund
Schedule of Investments
September 30, 2007
(Unaudited)

	Shares	Value
Common Stock 97.9%
Broadcasting and Cable 5.1%
British Sky Broadcasting Group plc(a)	13,762,000	$195,674,918

Construction Materials 4.6%
Cemex S.A.B. de C.V. ADS	5,950,000	178,024,000

Financial Services 9.3%
Nikko Cordial Corporation(a)	15,129,000	190,059,174
UBS AG	1,357,000	72,260,250
UBS AG (Local) (a)	1,786,561	96,056,617

		358,376,041

Food 4.9%
Nestle S.A.	423,500	190,234,905

Industrial Machinery 5.6%
Ingersoll-Rand Company Limited	3,931,000	214,121,570

Insurance Brokerage 3.8%
Willis Group Holdings Limited	3,586,000	146,810,840

Medical and Photo Equipment 6.8%
Olympus Corporation (a)	6,405,000	263,192,443

Multi-Industry 5.9%
Cheung Kong Holdings Limited(a)	13,723,000	226,307,079

Natural Resources 10.0%
EnCana Corporation	3,265,000	201,940,250
Japan Petroleum Exploration Co., Ltd.	2,476,900	184,152,927

		386,093,177

Property & Casualty Insurance 16.5%
Fairfax Financial Holdings Limited	910,000	221,869,106
Millea Holdings, Inc.	4,198,000	168,848,300
The NipponKoa Insurance Company, Ltd. (a)	28,556,000	248,356,279

		639,073,685

Restaurants 4.5%
Yum! Brands, Inc.	5,116,000	173,074,280

	Shares	Value

Technology 13.1%
Dell Inc.*	11,382,751	$314,163,928
Koninklijke (Royal) Philips Electronics N.V.	1,365,931	61,645,111
Koninklijke (Royal) Philips Electronics N.V. ADR	2,889,269	129,843,749

		505,652,788

Telecommunications 7.8%
KDDI Corporation	17,163	127,304,888
SK Telecom Co., Ltd.* (a)	156,596	35,932,212
SK Telecom Co., Ltd. ADR* (a)	4,657,000	138,312,900

		301,550,000

Total Common Stocks (Cost $2,518,262,821)		3,778,185,726

	Principal
	Amount
Short-Term Obligations 2.8%

Repurchase Agreement with State Street Bank, 3.60% due 10/1/07, Repurchase price $110,416,115 (Collateralized by U.S. government securities)	110,383,000	110,383,000

Total Investments (Cost $2,628,645,821)(a)	100.7%	3,888,568,726
Other Assets and Liabilities, Net	(0.7)	(27,680,970)

Net Assets	100.0%	$3,860,887,756

Net asset value per share		$21.93

Open Forward Currency Contracts

		Currency	Unrealized
Currency Sold and Settlement Date	Currency Units Sold	Market Value	Loss

British Pound 11-1-07	9,015,000	$18,430,256	$(501,044)
British Pound 12-21-07	11,700,000	23,893,415	(110,123)
British Pound 1-18-08	1,785,000	3,641,375	(385)
British Pound 3-18-08	68,535,000	139,593,067	(3,403,742)
Japanese Yen 11-1-07	20,446,875,000	178,711,117	(7,017,048)
Japanese Yen 12-18-07	40,535,836,000	356,330,805	(20,844,233)
Japanese Yen 1-18-08	5,867,150,000	51,711,847	(1,879,592)
Japanese Yen 2-27-08	19,732,166,000	174,702,749	(1,118,707)
South Korean Won 1-10-08	159,187,000,000	174,509,517	(1,164,119)
Swiss Franc 1-10-08	100,752,000	87,106,304	(2,380,064)

		$1,208,630,452	$(38,419,057)

*	Non-income producing security.

(a)	All or a portion designated as collateral for forward currency contracts.

See footnotes on page 8.

Longleaf Partners Funds Trust
Notes to Schedules of Investments
September 30, 2007
(Unaudited)

1. Organization, Significant Accounting Policies, and other investment related disclosures are hereby incorporated by reference from the December 31, 2006 Annual Report and the June 30, 2007 Semi-Annual Report previously filed with the Securities and Exchange Commission on Form N-CSR.

2. Unrealized Appreciation (Depreciation) and Tax Cost

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by each fund as of the period end were as follows:

	Partners Fund	Small-Cap Fund	International Fund
Unrealized Appreciation	$3,942,054,256	$964,410,454	$1,276,125,544
Unrealized Depreciation	(213,094,703)	(67,262,295)	(16,202,640)
Net Unrealized Appreciation	3,728,959,553	897,148,159	1,259,922,904

Cost for Federal Income Tax Purposes	$8,390,746,541	$2,962,486,369	$2,628,645,821

3. Investments in Affiliates

Under Section 2(a)(3) of the Investment Company Act of 1940, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. Each Fund held at least five percent of the outstanding voting stock of the following companies during the period ended September 30, 2007.

	Shares at	Market Value
	September 30, 2007	September 30, 2007	December 31, 2006
Partners Fund
Aon Corporation	14,627,000	$655,435,870	$516,918,180
Level 3 Communications, Inc.*	153,597,754	714,229,556	453,762,400
Level 3 Communications, Inc.
10% Convertible Senior Notes due 5-1-11	–	–	403,628,583
The NipponKoa Insurance Company, Ltd.	63,701,000	554,018,187	516,545,229
Pioneer Natural Resources Company	8,784,400	395,122,312	348,652,836

		2,318,805,925	2,239,507,228

Small-Cap Fund
Del Monte Foods Company	13,173,806	138,324,963	98,151,558
Dillards, Inc. – Class A	4,881,281	106,558,364	–
Fair Isaac Corporation	3,660,500	132,180,655	77,332,560
Hilb Rogal & Hobbs Company	3,526,400	152,798,912	148,531,968
IHOP Corp.	2,978,100	188,603,073	156,945,870
Jacuzzi Brands, Inc.*	–	–	181,599,814
Potlach Corporation	3,702,022	166,702,051	162,222,604
Ruddick Corporation	4,823,500	161,780,190	133,852,125
Service Corporation International	16,719,400	215,680,260	171,373,850
Texas Industries, Inc.	3,244,800	254,716,800	208,413,504
Worthington Industries, Inc.	6,986,314	164,597,558	–

		$1,681,942,826	$1,338,423,853

Purchases, sales and dividend income for these affiliates for the period ended September 30, 2007 were as follows:

	Purchases		Sales		Dividend or Interest Income (a)
Partners Fund
Aon Corporation	$–		$–		$6,582,150
Level 3 Communications, Inc.*	222,079,000	(c)	–		–
Level 3 Communications, Inc. 10% Convertible Senior Notes due 5-1-11	–		222,079,000	(c)	1,048,731	(b)
The NipponKoa Insurance Company, Ltd.	–		–		3,769,370
Pioneer Natural Resources Company	–		–		2,371,788

	222,079,000		222,079,000		13,772,039

Small-Cap Fund
Del Monte Foods Company	47,639,506		–		1,447,107
Dillards, Inc. – Class A	102,454,878		–		164,814
Fair Isaac Corporation	63,271,694		–		141,762
Hilb Rogal & Hobbs Company	–		–		1,340,032
IHOP Corp	–		–		2,233,575
Jacuzzi Brands, Inc. *	–		182,622,500		–
Potlach Corporation	–		–		5,441,972
Ruddick Corporation	–		–		1,591,755
Service Corporation International	–		–		1,504,746
Texas Industries, Inc.	–		–		730,080
Worthington Industries	135,549,633		–		2,006,444

	$348,915,711		$182,622,500		$16,602,287

*  Non-income producing.
(a) Dividend income unless otherwise noted.
(b) Interest income.
(c) Notes exchanged for common stock.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective and provide reasonable assurance that information required to be disclosed by the investment company in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) At the date of filing this Form N-Q, the registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Longleaf Partners Funds Trust

By	/s/ O. Mason Hawkins
O. Mason Hawkins
Trustee

Date	November 20, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ O. Mason Hawkins
O. Mason Hawkins
Chairman and CEO, Southeastern Asset Management, Inc. Functioning as principal executive officer under agreements with Longleaf Partners Funds Trust and its separate series.

Date	November 20, 2007

By	/s/ Julie M. Douglas
Julie M. Douglas
Vice President and CFO-Mutual Funds, Southeastern Asset Management, Inc. Functioning as principal financial officer under agreements with Longleaf Partners Funds Trust and its separate series.

Date	November 20, 2007

CERTIFICATIONS

I, O. Mason Hawkins, certify that:

1.	I have reviewed this report on Form N-Q of the Longleaf Partners Funds Trust;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule
30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d) Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: November 20, 2007	/s/ O. Mason Hawkins
O. Mason Hawkins
Chairman and CEO, Southeastern Asset Management, Inc. Functioning as principal executive officer under agreements with Longleaf Partners Funds Trust and its separate series.

A signed original of this written statement has been provided to Longleaf Partners Funds Trust and will be retained by Longleaf Partners Funds Trust and furnished to the Securities and Exchange Commission or its staff upon request.

CERTIFICATIONS

I, Julie M. Douglas, certify that:

1.	I have reviewed this report on Form N-Q of the Longleaf Partners Funds Trust;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule
30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d) Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: November 20, 2007	/s/ Julie M. Douglas
Julie M. Douglas
Vice President and CFO-Mutual Funds, Southeastern Asset Management, Inc. Functioning as principal financial officer under agreements with Longleaf Partners Funds Trust and its separate series.

A signed original of this written statement has been provided to Longleaf Partners Funds Trust and will be retained by Longleaf Partners Funds Trust and furnished to the Securities and Exchange Commission or its staff upon request.